Property, Premises and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, Premises and Equipment (Textual)
Property and equipment	$ 11,939,678	$ 165,553	$ 12,734,842
Depreciation expense	909,783	870,593
Right-of-use assets for lease	1,235,394		$ 1,715,606
Interest expense	49,618	44,323
Depreciation expense leased assets	278,267	208,347
Intangible assets	6,389	538,985
Amortization expense	$ 213,378	$ 207,464